Condensed individual financial information of Companhia Paranaense de Energia - Copel (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 3,130,363	R$ 4,161,939	R$ 5,634,623	R$ 2,678,457
Bonds and securities	895	623
Dividends receivable	141,297	82,278
Other current receivables	1,050,086	949,674
Income tax and social contribution	502,825	296,128
Other current recoverable taxes	426,106	994,618
Receivable from related parties	0	621
Assets classified as held for sale	25,177	1,881,826
Current assets	10,881,654	13,041,808
Noncurrent assets
Other temporary investments	30,627	30,603
Judicial deposits	373,949	394,364
Accounts receivable – concessions	12,867	10,609
Current tax assets, non-current	102,589	164,043
Deferred tax assets	991,404	1,174,175	1,757,688
Other noncurrent recoverable taxes	1,127,582	1,320,526
Investments	2,849,002	3,577,937	3,511,797
Property, plant and equipment	8,145,552	8,516,697	10,825,421
Intangible Assets	19,206,609	16,623,610
Right-of-use assets	266,300	308,983	252,600
Non-current assets	49,532,802	44,342,348
Assets identified	60,414,456	57,384,156
Current liabilities
Payroll, social charges and accruals	310,773	411,102
Accounts payable to suppliers	3,059,667	2,324,423
Income tax and social contribution	81,875	83,482
Other taxes due	677,273	302,345
Dividends payable	2,325,889	3,878
Post employment benefits	118,854	95,383
Lease liability	58,741
Other accounts payable	788,232	1,199,195
Current provisions		0	336,000
Total current liabilities	11,062,317	10,342,380
Noncurrent liabilities
Accruals classified as non-current	4,764	457
Other taxes due	239,448	291,195
Non-current provisions for employee benefits	1,359,303	1,063,326
lease liabilities	234,221
Other accounts payable	224,415	247,021
Provisions for legal claims	1,934,020	956,696	1,492,916
Total noncurrent liabilities	26,260,161	21,404,841
Equity
Share capital	12,821,758	12,821,758
Capital reserve	18,638	5,595
Equity valuation adjustments	287,992	517,408	307,050
Treasury shares	(113,389)	(50,044)
Legal reserves	1,900,541	1,766,110
Additional dividends proposed	0	1,250,025
Equity	23,091,978	25,636,935	R$ 24,191,667	R$ 21,131,225
Equity and liabilities	60,414,456	57,384,156
Companhia Paranaense De Energia Copel [Member]
Current assets
Cash and cash equivalents	38,537	280,340
Bonds and securities	93	95
Dividends receivable	1,407,012	2,644,431
Other current receivables	345,002	301,929
Income tax and social contribution	80,125	32,349
Other current recoverable taxes	68	0
Prepaid expenses	485	944
Receivable from related parties	21,462	4,754
Current assets	1,892,784	3,264,842
Noncurrent assets
Other temporary investments	10,874	15,894
Judicial deposits	117,742	136,677
Accounts receivable – concessions	32	298,120
Current tax assets, non-current	313	79,504
Deferred tax assets	114,618	136,536
Other noncurrent recoverable taxes	43,458	42,126
Other non-current assets	287,037	708,857
Investments	23,589,425	22,431,868
Property, plant and equipment	7,361	7,248
Intangible Assets	10,514	8,546
Right-of-use assets	7,731	7,815
Non-current assets	23,902,068	23,164,334
Assets identified	25,794,852	26,429,176
Current liabilities
Payroll, social charges and accruals	24,721	20,805
Related parties	2,442	1,690
Accounts payable to suppliers	6,447	3,362
Income tax and social contribution	1,204	0
Other taxes due	17,650	614
Dividends payable	2,325,889	3,881
Post employment benefits	4,944	4,348
Lease liability	736	604
Other accounts payable	173	369,395
Total current liabilities	2,384,206	404,699
Noncurrent liabilities
Accruals classified as non-current	3,172	427
Related parties	5,851	5,851
Non-current provisions for employee benefits	36,083	37,631
lease liabilities	7,806	7,761
Other accounts payable	89,106	90,966
Provisions for legal claims	138,609	207,123
Total noncurrent liabilities	280,627	349,759
Equity
Share capital	12,821,758	12,821,758
Capital reserve	18,638	5,595
Equity valuation adjustments	287,992	517,408
Treasury shares	(113,389)	(50,044)
Legal reserves	1,900,541	1,766,110
Retained earnings	8,214,479	9,363,866
Additional dividends proposed	0	1,250,025
Equity	23,130,019	25,674,718
Equity and liabilities	R$ 25,794,852	R$ 26,429,176